Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees

	2013	2014	2015	2016	2017	Thereafter	Total
	(Dollars in thousands)
Fixed base fee payments (1)	$1,984	$1,984	$1,984	$1,984	$1,984	$15,867	$25,787
Fixed administrative agency fee payments due by B&B Air Funding (1)	826	826	826	826	826	6,614	10,744
Fixed administrative agency fee payments due by Fly Acquisition II	120	120	120	120	102	—	582
Fixed administrative services fee due by Fly Peridot	360	351	300	211	192	270	1,684
Fixed administrative agency fee payments due by other subsidiaries	551	425	317	226	147	71	1,737
Fixed payments for Management Expenses (1) (2)	10,174	10,174	10,174	10,174	10,174	58,871	109,741

Total	$14,015	$13,880	$13,721	$13,541	$13,425	$81,693	$150,275

(1)	Amounts in the table assume CPI rates in effect for 2013 remain constant in future periods.
(2)	The initial term of the Management Agreement is for ten years, with an automatic five year renewal period. The agreement provides for an early termination fee of $8.0 million, subject to potential future adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.